May 01, 2021
Global Beta Smart Income ETF (GBDV)
Global Beta Low Beta ETF (GBLO)
Global Beta Rising Stars ETF (GBGR)
(collectively, the “Funds”)

Supplement dated May 3, 2021 to the
Prospectus and Statement of Additional Information (“SAI”), each dated March 31, 2021
On April 16, 2021, the Board of Trustees of the Global Beta ETF Trust (the “Trust”) approved to amend the investment advisory agreement between Global Beta Advisors LLC (the “Adviser”) and the Trust, on behalf of the Funds (the “Advisory Agreement”). Under the Advisory Agreement, in exchange for a single unitary management fee, the Adviser has agreed to pay all of the ordinary operating expenses of each Fund with the exception of the following: (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Funds). Accordingly, notwithstanding anything to the contrary in the Prospectus or SAI, as of May 1, 2021, the Prospectus and SAI are revised in the manner set forth below.
The “Fund Summaries - Fees and Expenses” and “Fund Summaries - Example” sections of the Prospectus are deleted in their entirety and replaced with the following for each Fund:

Investors should retain this supplement for future reference.
Global Beta Smart Income ETF
Global Beta Smart Income ETF
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Management Fees	0.29%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.29%

Example
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.
Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$30	$93	$163	$368

Global Beta Low Beta ETF
Global Beta Low Beta ETF
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Management Fees	0.29%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.29%

Example
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.
Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$30	$93	$163	$368

Global Beta Rising Stars ETF
Global Beta Rising Stars ETF
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Management Fees	0.29%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.29%

Example
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.
Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$30	$93	$163	$368